Dividends	12 Months Ended
Dec. 31, 2025
Disclosure of Dividends Paid and Proposed [abstract]
Dividends	9. Dividends

	2025		2024		2023
Paid during the year	cents per share	$m	cents per share	$m	cents per share	$m
Final (declared for previous year)	114.4	180	104.0	172	94.5	166
Interim	58.6	90	53.2	87	48.3	79
	173.0	270	157.2	259	142.8	245
The final dividend in respect of 2025 of 125.9¢ per ordinary share (amounting to approximately $190m) is proposed for approval at the AGM on 7 May 2026. The final dividend is first determined in US dollars and the sterling amount will be announced on
27 April 2026 using the average of the daily exchange rates for the three working days commencing 22 April 2026.